Capital Leased Assets and Capital Lease Obligations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets And Capital Lease Obligations Details Narrative
Capital lease obligations, Gross	$ 363,835	$ 233,624
Capital lease obligation maturity	2024
Interest expense incurred on capital leases	$ 18,915	17,131	$ 14,793
Capital leased assets [Abstract]:
Sale Leaseback Transaction, Other Information

Between January and April 2014, the Company took delivery of the newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institution for an amount of $85,572 each. On July 6, 2016 and July 15, 2016 the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the MSC Athos and the MSC Athens, by entering into a seven-year sale and leaseback transaction for each vessel.

Vessel's sale and leaseback price			85,572
Prepaid lease rentals	$ 26,390	0	49,817
Net settlements of interest rate swaps qualifying for cash flow hedge	1,076	0	6,604
Additions to Capital leased assets	151,848		256,716
Capital leased assets, depreciation	9,942	7,581	$ 6,169
Capital leased assets accumulated depreciation	23,692	13,750
Capital leased assets	$ 384,872	$ 242,966